Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Directors And Other Key Management Personnel
Key management of the Company comprises executive and
non-executive
directors and members of executive management. The remuneration of the Company’s directors and other key management personnel during the years ended December 31 are as follows:

	2020	2019
Salaries, directors’ fees and other short-term benefits	$6,763	$2,762
Share-based payments	3,385	1,940

Total key management personnel compensation	$10,148	$4,702